Right of Use Assets and Lease Liabilities - Disclosure of payments on lease liabilities (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
less amount representing interest expense	$ (2,240,665)
Lease liability	5,239,851
Current portion of lease liabilities	669,040	$ 120,609
Long term portion of lease liabilities	4,570,811	$ 0
Year 1 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	1,044,016
Thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	$ 6,436,500